CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Subscription Receivables	Non-controlling Interest	Total Comprehensive Income (Loss)
Balance at Dec. 31, 2009	$ 1,313,319,705	$ 80,146	$ 656,592,898	$ 184,749,251	$ 16,344,294		$ 455,553,116
Balance (in shares) at Dec. 31, 2009		80,145,869
Increase (Decrease) in Stockholders' Equity
Net income (loss)	31,402,416			23,230,566			8,171,850	31,402,416
Dividends	(20,081,057)			(20,081,057)
Share-based compensation	20,056,997		14,429,894				5,627,103
Exercise of share options	1,149,802	213	1,149,589
Exercise of share options (in shares)		213,003
Capital injection and non-controlling interest recognized in connection with business acquisition	2,016,025						2,016,025
Exercise of CRIC share options	862,470		(1,726,991)				2,589,461
Vesting of CRIC restricted shares	187,500		(116,847)				304,347
Repurchase of CRIC shares	(9,926,659)		(2,683,082)		42,771		(7,286,348)
Foreign currency translation adjustments	7,525,994				6,403,816		1,122,178	7,525,994
Distribution to E-house			28,709				(28,709)
Total comprehensive income								38,928,410
Balance at Sep. 30, 2010	1,346,513,193	80,359	667,674,170	187,898,760	22,790,881		468,069,023
Balance (in shares) at Sep. 30, 2010		80,358,872
Balance at Dec. 31, 2010	1,376,639,572	80,752	672,621,384	200,822,587	27,640,541	(65,417)	475,539,725
Balance (in shares) at Dec. 31, 2010		80,752,526
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(433,066,424)			(242,492,262)			(190,574,162)	(433,066,424)
Dividends	(20,209,842)			(20,209,842)
Dividends to non-controlling interest	(783,403)						(783,403)
Share-based compensation	23,644,529		17,504,072				6,140,457
Exercise of share options	431,441	68	365,956			65,417
Exercise of share options (in shares)		68,161
Capital injection and non-controlling interest recognized in connection with business acquisition	5,509,077		1,808,679				3,700,398
Exercise of CRIC share options	760,710		(2,150,982)				2,911,692
Vesting of CRIC restricted shares	262,500		(134,501)				397,001
Disposal of subsidiary	(493,617)						(493,617)
Repurchase of CRIC shares	(29,862,792)		(120,820)	(166,092)			(29,575,880)
Foreign currency translation adjustments	19,666,830				15,294,364		4,372,466	19,666,830
Repurchase of shares	(18,525,172)	(2,117)	(7,870,036)	(10,653,019)
Repurchase of shares (in shares)		(2,117,600)
Total comprehensive income								(413,399,594)
Balance at Sep. 30, 2011	$ 923,973,409	$ 78,703	$ 682,023,752	$ (72,698,628)	$ 42,934,905		$ 271,634,677
Balance (in shares) at Sep. 30, 2011		78,703,087